CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (1,753,352)	$ (268,713)	¥ (601,455)	¥ (209,295)
Depreciation and amortization	16,105	2,468	10,578	6,398
Share-based compensation	41,578	6,372	25,074	6,176
Financing expense				4,722
Fair value changes of short-term investments	(873)	(134)	(793)	(215)
Allowance for doubtful accounts/expected credit losses	12,120	1,857	1,897	75
Provision/(Reversal) of allowance for inventory	(3,162)	(485)	3,162
Unrealized exchange (gains)/loss	16,252	2,491	(1,783)	(31,496)
Others	879	135	122	54
Changes in operating assets and liabilities, net of acquisition:
Accounts receivable	(80,057)	(12,269)	(122,010)	(15,516)
Inventories	(72,275)	(11,077)	(52,555)	(22,290)
Prepayment and other current assets	(111,521)	(17,091)	(76,817)	(15,044)
Amounts due from NetEase Group	10,849	1,663	(3,690)	(2,030)
Operating lease right-of-use assets	9,901	1,517	2,035
Other assets	(6,670)	(1,022)	(6)	(2,417)
Contract liabilities	983,684	150,756	279,269	83,005
Accounts payables	78,629	12,050	28,117	14,611
Payroll payable	115,059	17,634	24,500	28,376
Taxes payable	28,842	4,420	8,588	8,272
Accrued liabilities and other payables	410,231	62,871	98,512	27,306
Amounts due to NetEase Group	17,044	2,612	4,170	18,978
Long-term lease liabilities	(33,351)	(5,111)	(4,702)
Other non-current liabilities	(1,474)	(226)	5,517
Net cash used in operating activities	(321,600)	(49,282)	(372,270)	(100,330)
Cash flows from investing activities:
Purchases of short-term investments	(1,683,000)	(257,931)	(216,000)	(87,000)
Proceeds of maturities of short-term investments	1,220,000	186,973	145,882	37,000
Placements of time deposits	(20,663)	(3,167)	(1,522,270)	(661,671)
Proceeds from maturities of time deposits	1,327,451	203,441	526,505	349,383
Cash paid for business combination, net of cash acquired (Note 4)	(6,398)	(981)
Purchase of intangible assets			(29)	(276)
Purchases of property and equipment	(36,854)	(5,648)	(18,147)	(13,688)
Proceeds from disposal of property and equipment	925	142	2,054	2,252
Payment for equity investment	(40,490)	(6,205)	(2,000)
Net cash (used in)/provided by investing activities	760,971	116,624	(1,084,005)	(374,000)
Cash flows from financing activities:
Proceeds received from Pre-IPO ordinary shareholders				41
Proceeds received from preferred shareholders, net of issuance cost				430,341
Proceeds from the issuance of IPO shares, net of issuance cost			630,364
Proceeds from concurrent private placement			881,662
Proceeds from noncontrolling interests and other shareholders				711
Funding from NetEase Group			75,643	44,024
Payment of offering expenses	(7,909)	(1,212)
Proceeds from issuance of ordinary shares pursuant to incentive plan	34,468	5,282
Net cash provided by financing activities	26,559	4,070	1,587,669	475,117
Effect of exchange rate changes on cash and cash equivalents	(30,097)	(4,612)	196	1,120
Net increase in cash and cash equivalents	435,871	66,800	131,590	1,907
Cash and cash equivalents at the beginning of the year	173,328	26,564	41,738	39,831
Cash and cash equivalents at the end of the year	609,199	93,364	173,328	41,738
Supplemental disclosures of cash flow information:
Cash paid for income tax expenses	8,372	1,283	4,839	1,740
Cash paid for interest expense	28,597	4,383	29,786	28,579
Non-cash investing and financing activities:
Accretions of convertible redeemable preferred shares to redemption value			35,893	30,311
Deemed contribution from NetEase Group related to issuance of preferred shares				¥ 4,722
Payables for offering expenses			¥ 8,417
Changes in accrued liabilities and other payables related to property and equipment addition	7,068	1,083
Receivable from agent for issuance of ordinary shares pursuant to incentive plan	¥ 3,138	$ 481